Employee benefit liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Employee Benefit Liabilities [Abstract]
Schedule of Post Employment Benefit
	As of December 31
	2024	2023
Post – employement benefits
Pension	$1,742	$1,557
Voluntary retirement plan	1,877	1,954
Other plans	909	953
Subtotal	4,528	4,464
Salarie and other short terms employee benefits	10,098	8,305
Total	14,626	12,769

Current	10,098	8,305
Non- Current	$4,528	$4,464

Schedule of Defined Benefit Obligation

The movement in the periods with respect to the defined benefit obligation is as follows:

	2024	2023
Balance as of January 1	$4,464	$4,633
Included in profit or loss
Current service cost	622	547
Interest cost	227	455
Subtotal	5,313	5,635
Included in OC
Actuarial (gain) loss resulting from change in demographic assumptions	37	(26)
Actuarial (gain) loss resulting from change in financial assumptions	217	247
Adjustment	238	(1,124)
Subtotal	492	(903)

Benefits paid	(1,199)	(949)
Effect of foreign currency exchange differences	(78)	681
Subtotal	(1,277)	(268)
Balance as of December 31	$4,528	$4,464

Schedule of Actuarial Assumptions of Defined Benefit Obligation

The following were the main actuarial assumptions at the reporting date (expressed as weighted averages):

2024	Colombia	Ecuador		Salvador
Discount rate	9.50%		5.38%	5.52%
Expected salary increase	5.50%		2.50%	4.00%
Unified basic salary (SBU)	-	USD	460,00	-
Pension increase rate	-		0.40%	-
Mortality Table	RV 08		TM General IESS–2002	CSO 80
Turnover Table	128.58% SOA 2003		TR Risko–2024	32.86%

2023	Colombia	Ecuador		Salvador
Discount rate	9.50%		5.16%	6.24%
Expected salary increase	5.50%		2.75%	4.00%
Unified basic salary (SBU)	-	USD	450,00	-
Pension increase rate	-		0.40%	-
Mortality Table	RV 08		TM General IESS–2002	CSO 80
Turnover Table	128.58% SOA 2003		TR Risko–2023	22.86%